Commitments and Contingencies (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2022	Sep. 30, 2023
Commitments and Contingencies
Future purchase commitments		$ 238.2	$ 230.1
Corium Agreement [Member]
Commitments and Contingencies
Quarterly minimum volume amount of product to be ordered	$ 5.6
Additional fee payable as a percentage of transfer price for units ordered	(25.00%)
Percentage of additional fee as penalty percent		25.00%
Reminder 2023		$ 5.3	7.0
2023		7.0
2024 and Each Year Thereafter		$ 22.5
2024 and Each Year Thereafter			$ 22.5